Allowance for Credit Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 47,170,000	$ 51,648,000	$ 1,921,000
Reduced interest income on non-accrual loans	6,614,000	116,000	$ 169,000
Commercial, financial and agricultural | Domestic | Commercial.
Loan loss allowances, financing receivable past due
Non-accrual loans, total	30,872,000	30,747,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	299,000	94,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	96,000	117,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	15,701,000	20,483,000
Real estate - mortgage | Domestic | Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 202,000	$ 207,000